EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Disclosure of earnings per common share
Earnings Attributable to Common Shareholders

For the years ended December 31
($ millions)	2019	2018
Earnings	1,492	1,278
Dividends on preferred shares	(123)	(122)
Cumulative dividends on preferred shares, not yet declared	(8)	(3)
Basic earnings attributable to common shareholders	1,361	1,153
Effect of after-tax interest on debentures to earnings	—	4
Diluted earnings attributable to common shareholders	1,361	1,157
Weighted Average Number of Common Shares

(In millions of shares, except as noted)	2019	2018
Issued common shares at January 1	508	503
Effect of shares issued on Acquisition	1	—
Effect of shares issued on exercise of options	3	1
Effect of conversion of convertible debentures	—	1
Basic weighted average number of common shares at December 31	512	505

Dilutive effect of debentures converted	—	2
Dilutive effect of share options on issue	2	2
Diluted weighted average number of common shares at December 31	514	509

Basic earnings per common share (dollars)	2.66	2.28
Diluted earnings per common share (dollars)	2.65	2.28